Share capital - Summary of Principal Terms of Preference Shares (Details) - CAD ($) $ / shares in Units, $ in Millions					12 Months Ended
	Sep. 30, 2018	Sep. 29, 2018	Mar. 01, 2018	Feb. 28, 2018	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of classes of share capital [line items]
Recurring redemption date term					5 years
Series Q
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (cad per share)					$ 25.50
AUTHORIZED (in shares)					8,000,000
ISSUED (in shares)					0
OUTSTANDING (in shares)					0
STATED CAPITAL					$ 0	$ 0	$ 0
Series R
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE					4.13%
REDEMPTION PRICE (cad per share)					$ 25.00
AUTHORIZED (in shares)					8,000,000
ISSUED (in shares)					8,000,000
OUTSTANDING (in shares)					8,000,000
STATED CAPITAL					$ 200	200	200
Recurring redemption date term					5 years
Series S
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (cad per share)					$ 25.50
AUTHORIZED (in shares)					8,000,000
ISSUED (in shares)					3,513,448
OUTSTANDING (in shares)					3,513,448
STATED CAPITAL					$ 88	88	88
Series T
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE					3.019%
REDEMPTION PRICE (cad per share)					$ 25.00
AUTHORIZED (in shares)					8,000,000
ISSUED (in shares)					4,486,552
OUTSTANDING (in shares)					4,486,552
STATED CAPITAL					$ 112	112	112
Recurring redemption date term					5 years
Series Y
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (cad per share)					$ 25.50
AUTHORIZED (in shares)					10,000,000
ISSUED (in shares)					8,081,491
OUTSTANDING (in shares)					8,081,491
STATED CAPITAL					$ 202	202	219
Series Z
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE					3.904%
REDEMPTION PRICE (cad per share)					$ 25.00
AUTHORIZED (in shares)					10,000,000
ISSUED (in shares)					1,918,509
OUTSTANDING (in shares)					1,918,509
STATED CAPITAL					$ 48	48	31
Recurring redemption date term					5 years
Series AA
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE					3.61%
REDEMPTION PRICE (cad per share)					$ 25.00
AUTHORIZED (in shares)					20,000,000
ISSUED (in shares)					11,398,396
OUTSTANDING (in shares)					11,398,396
STATED CAPITAL					$ 291	291	259
Recurring redemption date term					5 years
Series AB
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (cad per share)					$ 25.50
AUTHORIZED (in shares)					20,000,000
ISSUED (in shares)					8,601,604
OUTSTANDING (in shares)					8,601,604
STATED CAPITAL					$ 219	219	251
Series AC
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE			4.38%	3.55%	4.38%
REDEMPTION PRICE (cad per share)					$ 25.00
AUTHORIZED (in shares)					20,000,000
ISSUED (in shares)					10,029,691
OUTSTANDING (in shares)			5,069,935		5,069,935
STATED CAPITAL					$ 256	129	129
Recurring redemption date term					5 years
Series AD
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (cad per share)					$ 25.50
AUTHORIZED (in shares)					20,000,000
ISSUED (in shares)					9,970,309
OUTSTANDING (in shares)			14,930,065		14,930,065
STATED CAPITAL					$ 254	381	381
Series AE
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (cad per share)					$ 25.50
AUTHORIZED (in shares)					24,000,000
ISSUED (in shares)					9,292,133
OUTSTANDING (in shares)					9,292,133
STATED CAPITAL					$ 232	232	232
Series AF
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE					3.11%
REDEMPTION PRICE (cad per share)					$ 25.00
AUTHORIZED (in shares)					24,000,000
ISSUED (in shares)					6,707,867
OUTSTANDING (in shares)					6,707,867
STATED CAPITAL					$ 168	168	168
Recurring redemption date term					5 years
Series AG
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE					2.80%
REDEMPTION PRICE (cad per share)					$ 25.00
AUTHORIZED (in shares)					22,000,000
ISSUED (in shares)					4,985,351
OUTSTANDING (in shares)					4,985,351
STATED CAPITAL					$ 125	125	125
Recurring redemption date term					5 years
Series AH
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (cad per share)					$ 25.50
AUTHORIZED (in shares)					22,000,000
ISSUED (in shares)					9,014,649
OUTSTANDING (in shares)					9,014,649
STATED CAPITAL					$ 225	225	225
Series AI
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE					2.75%
REDEMPTION PRICE (cad per share)					$ 25.00
AUTHORIZED (in shares)					22,000,000
ISSUED (in shares)					5,949,884
OUTSTANDING (in shares)					5,949,884
STATED CAPITAL					$ 149	149	149
Recurring redemption date term					5 years
Series AJ
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (cad per share)					$ 25.50
AUTHORIZED (in shares)					22,000,000
ISSUED (in shares)					8,050,116
OUTSTANDING (in shares)					8,050,116
STATED CAPITAL					$ 201	201	201
Series AK
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE					2.954%
REDEMPTION PRICE (cad per share)					$ 25.00
AUTHORIZED (in shares)					25,000,000
ISSUED (in shares)					22,745,921
OUTSTANDING (in shares)					22,745,921
STATED CAPITAL					$ 569	569	569
Recurring redemption date term					5 years
Series AL
Disclosure of classes of share capital [line items]
AUTHORIZED (in shares)					25,000,000
ISSUED (in shares)					2,254,079
OUTSTANDING (in shares)					2,254,079
STATED CAPITAL					$ 56	56	56
Recurring redemption date term					5 years
Series AL | December 31, 2021
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (cad per share)					$ 25.00
Series AL | Any Date Not A Conversion Date
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (cad per share)					$ 25.50
Series AM
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE					2.764%
REDEMPTION PRICE (cad per share)					$ 25.00
AUTHORIZED (in shares)					30,000,000
ISSUED (in shares)					9,546,615
OUTSTANDING (in shares)					9,546,615
STATED CAPITAL					$ 218	218	218
Recurring redemption date term					5 years
Series AN
Disclosure of classes of share capital [line items]
AUTHORIZED (in shares)					30,000,000
ISSUED (in shares)					1,953,385
OUTSTANDING (in shares)					1,953,385
STATED CAPITAL					$ 45	45	45
Recurring redemption date term					5 years
Series AN | March 31, 2021
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (cad per share)					$ 25.00
Series AN | Any Date Not A Conversion Date
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (cad per share)					$ 25.50
Series AO
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE					4.26%
REDEMPTION PRICE (cad per share)					$ 25.00
AUTHORIZED (in shares)					30,000,000
ISSUED (in shares)					4,600,000
OUTSTANDING (in shares)					4,600,000
STATED CAPITAL					$ 118	118	118
Recurring redemption date term					5 years
Series AP
Disclosure of classes of share capital [line items]
AUTHORIZED (in shares)					30,000,000
ISSUED (in shares)					0
OUTSTANDING (in shares)					0
STATED CAPITAL					$ 0	0	0
Recurring redemption date term					5 years
Series AP | March 31, 2027
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (cad per share)					$ 25.00
Series AP | After March 31, 2017 And Any Date Not A Conversion Date
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (cad per share)					$ 25.50
Series AQ
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE	4.812%	4.25%			4.812%
REDEMPTION PRICE (cad per share)					$ 25.00
AUTHORIZED (in shares)					30,000,000
ISSUED (in shares)					9,200,000
OUTSTANDING (in shares)					9,200,000
STATED CAPITAL					$ 228	228	228
Recurring redemption date term					5 years
Series AR
Disclosure of classes of share capital [line items]
AUTHORIZED (in shares)					30,000,000
ISSUED (in shares)					0
OUTSTANDING (in shares)					0
STATED CAPITAL					$ 0	0	0
Recurring redemption date term					5 years
Series AR | September 30, 2023
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (cad per share)					$ 25.00
Series AR | After September 30, 2023 And Any Date Not A Conversion Date
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (cad per share)					$ 25.50
Preferred shares
Disclosure of classes of share capital [line items]
STATED CAPITAL					$ 4,004	$ 4,004	$ 4,004